RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Fidelity Management Trust Company is the Plan trustee. Fidelity Management Trust company does not manage any investments of the Plan.

At December 31, 2025, the Plan held 329,695 shares of MasterBrand, Inc. common stock, valued at $3.6 million, or a fair market value of $11.04 per share. During the 2025 plan year the plan acquired 81,511 shares of MasterBrand, Inc. common stock valued at $1.0 million and sold 45,177 shares valued at $0.5 million. At December 31, 2024, the Plan held 293,361 shares of MasterBrand, Inc. common stock, valued at $4.3 million, or a fair market value of $14.61 per share. During the 2024 plan year the plan acquired 102,997 shares of MasterBrand, Inc. common stock valued at $1.6 million and sold 25,696 shares valued at $0.3 million.

Notes receivable from participants are considered party-in-interest transactions. Additionally, transactions involving these investments are allowable party-in-interest transactions under ERISA.